Commitments and Contingencies - Distribution Reinvestment Plan (FY) (Details) - $ / shares	Sep. 30, 2020	Dec. 31, 2019
Distribution Reinvestment Plan
Subsidiary, Sale of Stock [Line Items]
Share price (in dollars per share)	$ 10.00	$ 10.00